PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE of NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUDENTIAL PREMIER® INVESTMENT VARIABLE ANNUITYsm

Supplement, dated September 30, 2014,
to Prospectuses dated April 28, 2014

The following changes are effective on or about November 24, 2014.

This supplement should be read in conjunction with your Annuity Prospectus and should be retained for future reference.  This supplement is intended to update certain information in the Annuity Prospectus you own and is not intended to be a prospectus or offer for any other Annuity that you do not own.  Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and SAIs.

We are issuing this supplement to reflect changes to the Advanced Series Trust Portfolios.  If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888. Accordingly, we make the following changes to your Annuity Prospectus in the section entitled “Investment Options/Policies:”

(1.)	The following Portfolio will be replacing Lazzard Asset Management, LLC with Thornberg Investment Management, Inc. as a subadvisor: AST International Value Portfolio.

(2.)
The following Portfolios will be changing their Style/Type to “Alternatives:” AST Cohen & Steers Realty Portfolio,  AST FQ Absolute Return Currency Portfolio, AST Global Real Estate Portfolio, AST Jennison Global Infrastructure Portfolio and AST T. Rowe Price Natural Resources Portfolio.

(3.)	The following Portfolios will be changing their Style/Type to “Domestic Equity:”

AST AQR Large-Cap Portfolio	AST MFS Large-Cap Value Portfolio
AST Clearbridge Dividend Growth Portfolio	AST Mid-Cap Value Portfolio
AST Goldman Sachs Large-Cap Value Portfolio	AST Neuberger Berman Mid-Cap Growth Portfolio
AST Goldman Sachs Mid-Cap Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
AST Goldman Sachs Small-Cap Value Portfolio	AST QMA Large-Cap Portfolio
AST Herndon Large-Cap Value Portfolio	AST QMA US Equity Alpha Portfolio
AST Jennison Large-Cap Growth Portfolio	AST Small-Cap Growth Portfolio
AST Large-Cap Value Portfolio	AST Small-Cap Value Portfolio
AST Loomis Sayles Large-Cap Growth Portfolio	AST T. Rowe Price Equity Income Portfolio
AST MFS Growth Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

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